Related Party Transactions Related Party Balances (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Payables to related companies	$ 8	$ 5
Subsidiaries [member]
Disclosure of transactions between related parties [line items]
Receivables due from related parties	1	0
LVS
Disclosure of transactions between related parties [line items]
Payables to related companies	6	1
Intermediate holding company
Disclosure of transactions between related parties [line items]
Payables to related companies	$ 2	$ 4